Robert M. Kurucza 202.346.4515 RKurucza@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law 901 New York Avenue NW Washington, DC 20001 T: 202.346.4000 F: 202.346.4444

April 20, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:       BofA Funds Series Trust (the “Registrant”)

Registration Nos. 333-163352; 811-22357

Ladies and Gentlemen:

On behalf of the Registrant, a registered investment company under the Investment Company Act of 1940, we are transmitting herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 the preliminary notice of special meeting and proxy statement in connection with a special meeting of shareholders to be provided to shareholders of each series of the Trust (the “Funds”).  The special meeting is scheduled to be held on June 14, 2011.

Proxies are being solicited for the Funds to consider and vote on: (i) the election of nominees to the Registrant’s board of trustees (all Funds); and (ii) for certain Funds, a proposal to clarify that the Fund’s fundamental concentration policy permits it to concentrate in certain bank obligations (BofA Cash Reserves and BofA Money Market Reserves).

If you have any questions or comments, please contact me at (202) 346-4515.

Very truly yours,

/s/ Robert M. Kurucza

Robert M. Kurucza
Secretary